Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2023 up through the date of the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.

With respect to an investor’s executed subscription agreement dated October 16, 2023 for 20,000 Ordinary Shares at $0.001 per share as described in Note 13(D) above, the Company subsequently rejected the subscription and returned the proceeds of $20 to this investor on June 24, 2025.

For the subscriptions and proceeds we received in the fiscal year ending December 31, 2023 described in Note 13(D) above (other than the rejected subscription from October 16, 2023), a total of 87,776 Ordinary Shares were issued to the investors and their names were entered into the Register of Members on June 17, 2025.

Other than as set forth in this Note 18, there were no other subsequent events that required recognition or disclosure.